Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 8,019	$ 7,923	$ 6,683	$ 15,942	$ 13,120